Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Profit (loss) for the year	¥ (353,023)	¥ 903,034	¥ 1,182,590
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	(15,046)	26,727	(18,931)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	131,114	(13,477)	(25,469)
Share of other comprehensive income of investments accounted for using the equity method	3,480	(6,499)	8,300
Items that may be reclassified subsequently to profit or loss
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(71)	415	56
Exchange differences on translating foreign operations	701,925	(162,325)	875,050
Cash flow hedges	11,021
Share of other comprehensive income of investments accounted for using the equity method	59,947	18,401	54,353
Total other comprehensive income, net of tax	892,370	(136,758)	893,359
Comprehensive income for the year	539,347	766,276	2,075,949
Comprehensive income for the year attributable to:
Owners of the parent	445,315	699,150	1,981,448
Non-controlling interests	¥ 94,032	¥ 67,126	¥ 94,501